Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities - Financial Liabilities [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance	$ 5,437,437		$ 6,205,119		$ 6,531,731
Loans and financing	18,612,251		19,999,138		17,700,148
Estimated interest on loans and financing	11,653,539	[1]	11,715,762	[1],[2]	8,688,174	[2]
Derivatives liabilities (assets)	229,904		144,251		107,238
Other liabilities	74,354		104,043		11,876
Payments of leases	1,715,236		1,841,227		2,009,792
Total			40,009,540		35,048,959
Less than 1 year [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance	5,437,437		6,205,119		6,531,731
Loans and financing	875,763		891,570		1,577,047
Estimated interest on loans and financing	1,359,711	[1]	1,362,896	[1],[2]	924,346	[2]
Derivatives liabilities (assets)	229,904		144,251		107,238
Other liabilities	20,465		21,162		6,498
Payments of leases	332,800		(2,796)		342,747
Total			8,622,202		9,489,607
Between 1 and 3 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing	12,556		171,228		815,045
Estimated interest on loans and financing	782,310	[1]	1,052,488	[1],[2]	1,837,495	[2]
Derivatives liabilities (assets)
Other liabilities	53,874		20,914		5,327
Payments of leases	221,369		293,444		500,539
Total			1,538,074		3,158,406
Between 4 and 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing	1,087,561		1,212,538		2,396,339
Estimated interest on loans and financing	1,598,217	[1]	1,910,116	[1],[2]	1,485,208	[2]
Derivatives liabilities (assets)
Other liabilities					51
Payments of leases	335,999		442,272		313,253
Total			3,564,926		4,194,851
More than 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing	16,636,371		17,723,802		12,911,717
Estimated interest on loans and financing	7,913,301	[1]	7,390,262	[1],[2]	4,441,125	[2]
Derivatives liabilities (assets)
Other liabilities	15		61,967
Payments of leases	$ 825,068		1,108,307		853,253
Total			$ 26,284,338		$ 18,206,095

[1]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates for the three-month period ended June 30, 2024 and for the year ended December 31, 2023. Payments in foreign currencies are estimated using the June 30, 2024 and December 31, 2023 exchange rates.
[2]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2023 and December 31, 2022. Payments in foreign currencies are estimated using the December 31, 2023 and December 31, 2022 exchange rates.